                                                                                                                        December 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:     Dreyfus Municipal Income, Inc.

          File No.: 811-05652

Dear Sir or Madam:

          Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 2015.

          Please direct any questions or comments to the attention of the undersigned at (212) 922-4296.

                                                                   Very truly yours,

                                                                   /s/ Enrique Urueta

                                                                   Enrique Urueta

                                                                   Paralegal

EU/

Enclosure